14. Segment Reporting (March 2019 Note) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue - related party	$ 3,000		$ 22,200	$ 6,571
Total revenue	242,738	$ 68,552	308,129	898,084
Cost of Revenue	122,128	17,924	137,897	726,252
Gross profit	120,610	50,628	170,232	171,832
Selling	9,209	0
Compensation - officers	31,675	30,000	120,000	120,000
Research and development	62,004	51,018	221,510	208,238
Professional fees	355,274	50,161	960,846	107,899
General and administrative	110,456	69,163	451,597	256,225
Total Operating Expenses	568,618	200,342	1,753,953	692,362
Net Income (Loss) from Operations	(448,008)	(149,714)	(1,583,721)	(520,530)
Interest income, net	725	(54,119)	(440,943)	(105,831)
Total other expense	725	(54,119)	(440,943)	(105,831)
Loss before income taxes	(447,283)	(203,833)	(2,024,664)	(626,361)
Tax expense	0	0
Net Loss	(447,283)	$ (203,833)	$ (2,024,664)	$ (626,361)
Reportable Legal Entities [Member] | Focus [Member]
Revenue - related party	3,000
Total revenue	114,193
Cost of Revenue	87,179
Gross profit	27,014
Selling	0
Compensation - officers	30,000
Research and development	62,004
Professional fees	353,845
General and administrative	98,920
Total Operating Expenses	544,769
Net Income (Loss) from Operations	(517,755)
Interest income, net	725
Total other expense	725
Loss before income taxes	(517,030)
Tax expense	0
Net Loss	(517,030)
Reportable Legal Entities [Member] | AVX Design [Member]
Revenue - related party	0
Total revenue	128,545
Cost of Revenue	34,949
Gross profit	93,596
Selling	9,209
Compensation - officers	1,675
Research and development	0
Professional fees	1,429
General and administrative	11,536
Total Operating Expenses	23,846
Net Income (Loss) from Operations	69,747
Interest income, net	0
Total other expense	0
Loss before income taxes	69,747
Tax expense	0
Net Loss	$ 69,747